CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 50,026	$ 116,682
Restricted cash and deposits	146	1,138
Short-term bank deposits	78,042	24,000
Available-for-sale marketable securities	14,841	17,580
Trade receivables (net of allowance for doubtful accounts of $ 280 and $ 511 at December 31, 2012 and 2011 respectively)	20,236	11,926
Other receivables and prepaid expenses	6,815	5,950
Inventories	9,963	10,501
Total current assets	180,069	187,777
NON-CURRENT ASSETS:
Severance pay fund	213	178
Deferred taxes	1,525	210
Other assets	239	146
Total non-current assets	1,977	534
PROPERTY AND EQUIPMENT, NET	6,609	5,352
INTANGIBLE ASSETS, NET	12,322	244
GOODWILL	20,814	3,151
Total assets	221,791	197,058
CURRENT LIABILITIES:
Trade payables	4,809	2,684
Employees and payroll accruals	8,182	5,050
Deferred revenues	13,829	16,694
Liability related to settlement of OCS grants (See note 11a)	15,886
Other payables and accrued expenses	5,765	4,412
Total current liabilities	48,471	28,840
LONG-TERM LIABILITIES:
Deferred revenues	3,945	5,430
Accrued severance pay	254	219
Total long-term liabilities	4,199	5,649
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 32,547,151 and 30,950,234 shares at December 31, 2012 and 2011, respectively	761	720
Additional paid-in capital	233,985	223,306
Accumulated other comprehensive income (loss)	1,760	(810)
Accumulated deficit	(67,385)	(60,647)
Total shareholders' equity	169,121	162,569
Total liabilities and shareholders' equity	$ 221,791	$ 197,058